Supplement to the

Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio,
Consumer Staples Portfolio, Energy Portfolio,
Financial Services Portfolio, Health Care Portfolio,
Industrials Portfolio, Materials Portfolio, Technology Portfolio,
Telecommunications Portfolio, and Utilities Portfolio

Funds of Variable Insurance Products Fund IV

Initial Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Edward Yoon has been appointed as the co-manager of VIP Health Care Portfolio.

Benjamin Hesse has been appointed as the co-manager of VIP Financial Services portfolio.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 39.

Sector Fund Manager(s)	Fund(s)
Matthew Sabel and Edward Yoon	VIP Health Care
Richard Manuel and Benjamin Hesse	VIP Financial Services

The following information supplements similar information found in the "Management Contracts" section beginning on page 40.

The following table provides information relating to other accounts managed by Mr. Yoon as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,307	$ 1,219	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Health Care ($31 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Hesse as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 404	$ 617	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Financial Services ($18 (in millions) assets managed).

VIPFCB-08-03 December 8, 2008
1.782383.115

The following information supplements the similar information found in the "Management Contracts" section on page 43.

Sector Fund Manager(s)	Fund(s)	Dollar Range of Shares as of October 31, 2008
Edward Yoon	VIP Health Care	none
Benjamin Hesse	VIP Financial Services	none

Supplement to the

Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio,
Consumer Staples Portfolio, Energy Portfolio,
Financial Services Portfolio, Health Care Portfolio,
Industrials Portfolio, Materials Portfolio, Technology Portfolio,
Telecommunications Portfolio, and Utilities Portfolio

Funds of Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 36.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

Edward Yoon has been appointed as the co-manager of VIP Health Care Portfolio.

Benjamin Hesse has been appointed as the co-manager of VIP Financial Services portfolio.

The following information replaces the similar information found in the "Management Contracts" section beginning on page 39.

Sector Fund Manager(s)	Fund(s)
Matthew Sabel and Edward Yoon	VIP Health Care
Richard Manuel and Benjamin Hesse	VIP Financial Services

The following information supplements similar information found in the "Management Contracts" section beginning on page 41.

The following table provides information relating to other accounts managed by Mr. Yoon as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,307	$ 1,219	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Health Care ($31 (in millions) assets managed).

The following table provides information relating to other accounts managed by Mr. Hesse as of October 31, 2008:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 404	$ 617	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Financial Services ($18 (in millions) assets managed).

VIPINVFB-08-03 December 8, 2008
1.827184.109

The following information supplements the similar information found in the "Management Contracts" section on page 43.

Sector Fund Manager(s)	Fund(s)	Dollar Range of Shares as of October 31, 2008
Edward Yoon	VIP Health Care	none
Benjamin Hesse	VIP Financial Services	none